Shareholders’ equity (Details Narrative) - USD ($)										1 Months Ended						12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 29, 2024	Apr. 01, 2024	Feb. 26, 2024	Nov. 30, 2023	Oct. 30, 2023	Mar. 30, 2023	Sep. 30, 2025	Jun. 30, 2025	Jan. 31, 2025	Mar. 31, 2024	Nov. 30, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 09, 2024	Sep. 25, 2024	Feb. 25, 2024
Class of Stock [Line Items]
Common stock, shares authorized						100,000,000														100,000,000	5,000,000
Common stock, par value						$ 0.0005														$ 0.0005	$ 0.01
Equity financing through issuance, value																$ 202,458	$ 1,336,606	$ 511,428
Warrants exercised to subscribe, shares							317,250							317,250
Total consideration														$ 500,000
Share capital						$ 50,000														$ 50,000	$ 50,000
Share split						1-for-20
Gross proceeds from initial public offering										$ 12,000,000.0						$ 12,000,000
Warrants were issued								2,853,925	2,328,150		100,000	170,161							67,850
Fair value of the warrants								$ 9,063,846	$ 7,418,954		$ 0.2
Capital								3,006,167
Warrants exercised																164,713	810,425
Shares issued, price per share												$ 4.75
Outstanding warrants												$ 1,200,000
IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Shares issued, price per share												$ 4.00
IPO [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued, price per share												$ 5.50
KNOREX SG [Member]
Class of Stock [Line Items]
Ownership percentage			100.00%
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																				20
Warrant [Member]
Class of Stock [Line Items]
Fair value of the warrants								$ 2,455,068
Expected volatility					56.83%			63.11%	68.14%
Risk-free interest rate					4.72%			5.03%	4.10%
Expected life of years					2 years			2 years	2 years
Exercise price					$ 3.33			$ 1.58	$ 1.58
Stock price					$ 4.75			$ 1.58	$ 1.58
Warrants exercised												164,713
Stock price percentage					70.00%
Warrant [Member] | IPO [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock price					$ 4.00
Warrant [Member] | IPO [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock price					$ 5.50
Batch One Warrant [Member]
Class of Stock [Line Items]
Warrants cancelled and reissued												4,527,387
Batch One Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price												$ 1.497
Batch One Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price												2.074
Batch Two Warrant [Member]
Class of Stock [Line Items]
Exercise price												$ 2.60
Warrants cancelled and reissued												251,608
Expiry date												Jun. 30, 2027
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized																90,000,000	90,000,000			90,000,000
Common stock, par value			$ 0.0005	$ 0.0005												$ 0.0005	$ 0.0005			$ 0.0005
Equity financing through issuance, shares														999,025	815,050
Equity financing through issuance, value														$ 4,500,000	$ 3,700,000
Converted shares from convertible notes amount															$ 8,000,000.0
Converted shares from convertible notes, shares															2,553,700
Common stock, shares outstanding			22,477,825													25,642,538	22,477,825
Aggregate new issuance			22,477,825	22,477,825
Common stock, shares issued																25,642,538	22,477,825
Warrants were issued					251,608
Fair value of the warrants					$ 277,609
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Aggregate initial public offering shares		3,000,000
Price per share		$ 4.00								$ 4.00
Gross proceeds from initial public offering		$ 12,000,000.0
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Equity financing through issuance, shares	[1]															164,713	810,425	317,250
Equity financing through issuance, value																$ 82	$ 405	$ 159
Aggregate new issuance	[1]															3,000,000
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants exercised							317,250					164,713	810,425
Warrants exercised, value							$ 500,000					$ 200,000	$ 1,300,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized																10,000,000	10,000,000			10,000,000
Common stock, par value			$ 0.0005	$ 0.0005												$ 0.0005	$ 0.0005			$ 0.0005
Validity period																5 years
Extended validity period																3 years
Common stock, shares outstanding			4,780,575													4,780,575	4,780,575
Aggregate new issuance			4,780,575	4,780,555
Common stock, shares issued																4,780,575	4,780,575
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																				20
Equity financing through issuance, value
Aggregate new issuance			4,780,575
Common Class A and Class B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding			27,258,400	1
Aggregate new issuance			27,258,380

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B